UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     November 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $1,871,338 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   142658  3173000 SH       SOLE                  3173000        0        0
BALL CORP                      COM              058498106    21838   553000 SH       SOLE                   553000        0        0
BERKLEY W R CORP               COM              084423102    34932  1483300 SH       SOLE                  1483300        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    67271  4371100 SH       SOLE                  4371100        0        0
DOLLAR TREE INC                COM              256746108    13893   382100 SH       SOLE                   382100        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    34424  1300000 SH       SOLE                  1300000        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     2192   126100 SH       SOLE                   126100        0        0
FASTENAL CO                    COM              311900104    73957  1497400 SH       SOLE                  1497400        0        0
FIRSTENERGY CORP               COM              337932107    24465   365200 SH       SOLE                   365200        0        0
FISERV INC                     COM              337738108    60077  1269600 SH       SOLE                  1269600        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    41034  1038300 SH       SOLE                  1038300        0        0
INTEL CORP                     COM              458140100     9927   530000 SH       SOLE                   530000        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     7449   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    34194  1127400 SH       SOLE                  1127400        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    16916   243400 SH       SOLE                   243400        0        0
LOCKHEED MARTIN CORP           COM              539830109   198722  1812000 SH       SOLE                  1812000        0        0
MARKEL CORP                    COM              570535104     5378    15300 SH       SOLE                    15300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    30492   677600 SH       SOLE                   677600        0        0
MEDTRONIC INC                  COM              585055106   175601  3505000 SH       SOLE                  3505000        0        0
MENS WEARHOUSE INC             COM              587118100    20023   942700 SH       SOLE                   942700        0        0
NOKIA CORP                     SPONSORED ADR    654902204     4663   250000 SH       SOLE                   250000        0        0
ORACLE CORP                    COM              68389X105    90989  4480000 SH       SOLE                  4480000        0        0
PARKER HANNIFIN CORP           COM              701094104    69136  1304450 SH       SOLE                  1304450        0        0
PRUDENTIAL FINL INC            COM              744320102    31680   440000 SH       SOLE                   440000        0        0
RAYTHEON CO                    COM NEW          755111507    82941  1550000 SH       SOLE                  1550000        0        0
RLI CORP                       COM              749607107    34038   548200 SH       SOLE                   548200        0        0
SEACOR HOLDINGS INC            COM              811904101    35638   451400 SH       SOLE                   451400        0        0
SMITH INTL INC                 COM              832110100   205521  3504800 SH       SOLE                  3504800        0        0
SONIC CORP                     COM              835451105    23863  1637800 SH       SOLE                  1637800        0        0
STANCORP FINL GROUP INC        COM              852891100    57034  1096800 SH       SOLE                  1096800        0        0
STRAYER ED INC                 COM              863236105    54671   273000 SH       SOLE                   273000        0        0
STRYKER CORP                   COM              863667101    52052   835500 SH       SOLE                   835500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    22826   733000 SH       SOLE                   733000        0        0
TRAVELERS COMPANIES INC        COM              89417E109    10396   230000 SH       SOLE                   230000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7279   286700 SH       SOLE                   286700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     4283   104500 SH       SOLE                   104500        0        0
WELLPOINT INC                  COM              94973V107    68885  1472844 SH       SOLE                  1472844        0        0